TAXATION (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate [Line Items]
Profit before tax from continuing operations	£ 4,280	£ 5,035	£ 1,977
UK corporation tax thereon	(813)	(969)	(395)
Impact of surcharge on banking profits	(410)	(452)	(266)
Remeasurement of deferred tax due to rate changes	18	(21)	(241)
Non-deductible costs: conduct charges	(189)	(287)	(289)
Other non-deductible costs	(74)	(50)	(144)
Non-taxable income	25	28	147
Tax-exempt gains on disposals	11	109	18
(Derecognition) recognition of losses that arose in prior years	(9)		62
Differences in overseas tax rates	1	(11)	11
Adjustments in respect of prior years	(11)	52	150
Tax effect of share of results of joint ventures		(1)	(1)
Other items			1
Tax expense on profit from continuing operations	£ (1,451)	£ (1,602)	£ (947)